The CGUs with intangible assets in this situation are shown below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 3,942,845	R$ 3,821,688
Packaging [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	158,748	158,748
Long Stel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	449,204	451,127
Mining [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,196,588
Other Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	15,225	15,225
Cement [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	83,266
Goodwill [member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,729,236	3,606,156
Goodwill [member] | Packaging [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	158,748	158,748
Goodwill [member] | Long Stel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	235,595	235,595
Goodwill [member] | Mining [Member] | Minning [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,196,588
Goodwill [member] | Other Steel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	15,225	15,225
Goodwill [member] | Other Steel [Member] | Cement [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	83,266
Brand names [member]
IfrsStatementLineItems [Line Items]
Cash generating unity	213,609	215,532
Brand names [member] | Long Stel [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 213,609	R$ 215,532